Loans - Additional Information (Detail) (USD $)	12 Months Ended					12 Months Ended																12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Mortgage-backed securities - GNMA	Dec. 31, 2011 Mortgage-backed securities - FNMA	Dec. 31, 2011 Residential Mortgage	Dec. 31, 2011 Loans Soldto Joint Venture [Member]	Dec. 31, 2011 Other Commercial And Construction Loans Sold Domain [Member]	Dec. 31, 2011 Consumer	Dec. 31, 2010 Consumer	Dec. 31, 2011 Credit cards	Dec. 31, 2011 Mortgages	Dec. 31, 2010 Mortgages	Dec. 31, 2011 Non Covered Loans [Member]		Dec. 31, 2010 Non Covered Loans [Member]		Dec. 31, 2011 Non Covered Loans [Member] Consumer	Dec. 31, 2010 Non Covered Loans [Member] Consumer	Dec. 31, 2011 Non Covered Loans [Member] Mortgages	Dec. 31, 2010 Non Covered Loans [Member] Mortgages	Dec. 31, 2011 Covered Under Loss Sharing Agreements With F D I C [Member]	Dec. 31, 2010 Covered Under Loss Sharing Agreements With F D I C [Member]		Dec. 31, 2011 Covered Under Loss Sharing Agreements With F D I C [Member] Consumer	Dec. 31, 2010 Covered Under Loss Sharing Agreements With F D I C [Member] Consumer	Dec. 31, 2011 Covered Under Loss Sharing Agreements With F D I C [Member] Mortgages	Dec. 31, 2010 Covered Under Loss Sharing Agreements With F D I C [Member] Mortgages	Dec. 31, 2011 Westernbank Puerto Rico [Member] A S C Subtopic 31020 [Member] Acquired Loans In An F D I C Assisted Transaction [Member]	Dec. 31, 2010 Westernbank Puerto Rico [Member] A S C Subtopic 31020 [Member] Acquired Loans In An F D I C Assisted Transaction [Member]	Dec. 31, 2011 Westernbank Puerto Rico [Member] Covered Under Loss Sharing Agreements With F D I C [Member] A S C Subtopic 31030 [Member] Acquired Loans In An F D I C Assisted Transaction [Member]	Dec. 31, 2010 Westernbank Puerto Rico [Member] Covered Under Loss Sharing Agreements With F D I C [Member] A S C Subtopic 31030 [Member] Acquired Loans In An F D I C Assisted Transaction [Member]	Apr. 30, 2010 Westernbank Puerto Rico [Member] Covered Under Loss Sharing Agreements With F D I C [Member] A S C Subtopic 31030 [Member] Acquired Loans In An F D I C Assisted Transaction [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans on which the accrual of interest income had been discontinued												$ 59,000	$ 199,025,000	$ 1,737,850,000	[1]	$ 1,571,853,000	[2]	$ 43,668,000	$ 60,302,000	$ 686,502,000	$ 542,033,000	$ 83,636,000 [3]	$ 25,975,000	[3]	$ 516,000	$ 0	$ 423,000	$ 0
Unpaid principal balance of acquired loans																													300,000,000	300,000,000			8,100,000,000
Outstanding principal balance of covered loans																															6,000,000,000	7,700,000,000
Purchase of Loans											131,000,000	1,300,000,000
Residential Mortgage Loans Sold						350,000,000
Loan Securitization				907,000,000	206,000,000
Financing Receivable Reclassification To Held For Sale							128,000,000	27,000,000
Loans Held-for-sale, Fair Value Disclosure								14,000,000
Write-down at the time of transfer	1,101,000	(327,207,000)	0					12,700,000	0	0		13,807,000	(197,384,000)									0
Commercial Construction Loans Sold	$ 30,000,000

[1]	For purposes of this table non-performing loans exclude $ 262 million in non-performing loans held-for-sale
[2]	For purposes of this table non-performing loans exclude $ 672 million in non-performing loans held-for-sale
[3]	Covered loans accounted for under ASC Subtopic 310-30 are excluded from the above table as they are considered to be performing due to the application of the accretion method, in which these loans will accrete interest income over the remaining life of the loans using estimated cash flow analyses.